PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	September 30, 2015	September 30, 2014
Land	$45,534	$65,485
Land improvements	97,838	97,146
Buildings and improvements	1,733,924	1,734,673
Furniture and equipment	555,884	547,719
Construction in process	11,386	8,011

Subtotal	2,444,566	2,453,034
Less: accumulated depreciation	(1,092,511)	(1,028,966)

Total property and equipment, net	$1,352,055	$1,424,068